John Hancock
Infrastructure Fund
Quarterly portfolio holdings 1/31/2023

Fund’s investments
As of 1-31-23 (unaudited)
	Shares	Value
Common stocks 97.4%		$741,262,773
(Cost $666,587,238)
Brazil 2.4%		18,441,494
Cia de Saneamento Basico do Estado de Sao Paulo	1,681,900	18,441,494
Canada 10.9%		82,776,633
Canadian National Railway Company	211,836	25,215,577
Enbridge, Inc.	564,815	23,126,618
Pembina Pipeline Corp.	541,929	19,228,491
TC Energy Corp.	352,909	15,205,947
China 9.0%		68,155,965
China Longyuan Power Group Corp., Ltd., H Shares	19,149,068	26,434,149
ENN Energy Holdings, Ltd.	1,092,200	16,455,873
Shanghai International Airport Company, Ltd., Class A (A)	2,812,400	25,265,943
France 7.6%		58,063,879
Engie SA	1,863,010	26,454,488
Vinci SA	279,755	31,609,391
Germany 2.9%		22,221,595
RWE AG	499,150	22,221,595
Italy 2.7%		20,397,149
Enel SpA	3,464,119	20,397,149
Japan 7.0%		53,344,703
KDDI Corp.	824,600	25,763,334
Nippon Telegraph & Telephone Corp.	919,823	27,581,369
South Korea 3.2%		24,577,127
SK Telecom Company, Ltd.	648,557	24,577,127
Spain 6.0%		45,843,043
Cellnex Telecom SA (A)(B)	577,172	22,618,207
Iberdrola SA	1,946,726	22,838,532
Iberdrola SA, Interim Shares (A)	32,928	386,304
United Kingdom 3.3%		24,779,414
National Grid PLC	1,949,156	24,779,414
United States 42.4%		322,661,771
American Electric Power Company, Inc.	275,096	25,848,020
American Tower Corp.	104,569	23,359,669
Atmos Energy Corp.	198,521	23,334,158
Berkshire Hathaway, Inc., Class B (A)	73,993	23,050,299
Constellation Energy Corp.	194,506	16,603,032
Duke Energy Corp.	225,490	23,101,451
Edison International	354,953	24,456,262
Exelon Corp.	596,836	25,180,511
FirstEnergy Corp.	535,397	21,924,507
Public Service Enterprise Group, Inc.	180,669	11,188,831
Sempra Energy	173,907	27,882,509
Sun Communities, Inc.	156,018	24,472,983
Targa Resources Corp.	277,428	20,812,649
The AES Corp.	1,147,278	31,446,890

2	JOHN HANCOCK INFRASTRUCTURE FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Par value^	Value
Short-term investments 2.2%		$16,600,000
(Cost $16,600,000)
Repurchase agreement 2.2%		16,600,000
Royal Bank of Scotland Tri-Party Repurchase Agreement dated 1-31-23 at 4.260% to be repurchased at $16,601,964 on 2-1-23, collateralized by $16,929,700 U.S. Treasury Notes, 1.500% due 3-31-23 (valued at $16,932,082)	16,600,000	16,600,000

Total investments (Cost $683,187,238) 99.6%	$757,862,773
Other assets and liabilities, net 0.4%	2,798,096
Total net assets 100.0%	$760,660,869

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
The fund had the following sector composition as a percentage of net assets on 1-31-23:
Utilities	53.9%
Communication services	13.2%
Industrials	10.7%
Energy	10.3%
Real estate	6.3%
Financials	3.0%
Short-term investments and other	2.6%
TOTAL	100.0%
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INFRASTRUCTURE FUND	3

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Advisor’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of January 31, 2023, by major security category or type:
	Total value at 1-31-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Brazil	$18,441,494	$18,441,494	—	—
Canada	82,776,633	82,776,633	—	—
China	68,155,965	—	$68,155,965	—
France	58,063,879	—	58,063,879	—
Germany	22,221,595	—	22,221,595	—
Italy	20,397,149	—	20,397,149	—
Japan	53,344,703	—	53,344,703	—
South Korea	24,577,127	—	24,577,127	—
Spain	45,843,043	—	45,843,043	—
United Kingdom	24,779,414	—	24,779,414	—
United States	322,661,771	322,661,771	—	—
Short-term investments	16,600,000	—	16,600,000	—
Total investments in securities	$757,862,773	$423,879,898	$333,982,875	—
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
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							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	—	—	$57,395,712	$(57,401,377)	$5,665	—	$9,638	—	—
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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